Related Party Transactions - Summary of Compensation of Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Stock-based compensation	$ 2,731	$ 2,410
Salaries, benefits and directors' fees included in general and administrative expenses	2,565	2,636
Salaries and benefits included in exploration expenditures	369	547
Salaries and benefits capitalized to Investment in the Joint Venture	504	812
Salaries and benefits capitalized to PP&E	204
Total remuneration	6,373	6,405
Total due to directors and executive team	$ 357	$ 164